Income Taxes - Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax benefit at statutory rate					$ (420,544)	$ (28,630)	$ (57,008)
Tax effect of:
Nondeductible compensation					539	756	1,545
State taxes, net of federal tax benefit					(17,502)	(5,108)	(10,902)
Valuation allowance on deferred tax assets					282,869	8,086	10,103
Other					193	207	105
Total	$ 88	$ (72,674)	$ 4,548	$ (114,302)	$ (154,445)	$ (24,689)	$ (56,157)